Consolidated Statements of Comprehensive Income/(Loss) (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EXPENSES
Exploration expenditures	$ (8,525)	$ (10,015)
General and administrative	(6,692)	(8,750)
Stock-based compensation	(4,119)	(4,592)
Share of income/(loss) in Joint Venture	3,648	(347)
Total expenses	(15,688)	(23,704)
OTHER ITEMS
Gain on dilution of interest in Joint Venture	74,492
Gain on increase of interest in Joint Venture		6,104
Transaction costs	(1,102)	(974)
Foreign exchange (loss)/gain	(326)	3,828
Finance costs	(2,928)	(343)
Finance and other income	855	1,267
Total other items	70,991	9,882
NET INCOME/(LOSS) BEFORE TAX	55,303	(13,822)
Tax expense	(1,445)
NET INCOME/(LOSS) BEFORE DISCONTINUED OPERATIONS	53,858	(13,822)
LOSS FROM DISCONTINUED OPERATIONS	(2,193)	(14,445)
NET INCOME/(LOSS)	51,665	(28,267)
OTHER COMPREHENSIVE INCOME/(LOSS) ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO NET LOSS
Unrealized gain/(loss) on translation to reporting currency	426	(4,179)
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ 52,091	$ (32,446)
INCOME/(LOSS) PER SHARE FROM CONTINUING OPERATIONS
Income/(loss) per share - basic	$ 0.60	$ (0.16)
Income/(loss) per share - diluted	0.59	(0.16)
INCOME/(LOSS) PER SHARE
Income/(loss) per share - basic	0.58	(0.32)
Income/(loss) per share - diluted	$ 0.56	$ (0.32)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- BASIC	89,138	88,598
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- DILUTED	91,750	88,598